LORD ABBETT MUNICIPAL INCOME TRUST

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

February 5, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Lord Abbett Municipal Income Trust

1933 Act File No. 033-43017

1940 Act File No. 811-06418

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No.32 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on January 29, 2007.

Please contact the undersigned at (201) 395-2676 if you have any questions or comments.

Very truly yours,
/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC